Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury Stock	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 11,957,913	€ 304,437	€ (370,502)	€ 3,607,662	€ 9,454,861	€ (664,987)	€ (10,460)	€ (363,098)		€ 1,269,324	€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019		304,436,876	(6,107,629)
Proceeds from exercise of options and related tax effects	12,711	€ 235		12,476							12,711
Proceeds from exercise of options and related tax effects (in shares)		234,796
Purchase of treasury stock	(365,988)		€ (365,988)								(365,988)
Purchase of treasury stock (in shares)			(5,687,473)
Withdrawal of treasury stock		€ (11,795)	€ 736,490	(724,695)
Withdrawal of treasury stock (in shares)		(11,795,102)	11,795,102
Dividends paid	(351,170)				(351,170)						(351,170)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	(22,813)			(22,813)						(69,132)	(91,945)
Contributions from/ to noncontrolling interests										(255,772)	(255,772)
Put option liabilities	(24,540)				(24,540)						(24,540)
Transfer of cumulative gains/losses of equity investments					11,385				€ (11,385)
Net Income	1,164,377				1,164,377					271,455	1,435,832
Other comprehensive income (loss) related to:
Foreign currency translation	(1,259,752)					(1,271,726)	724	13,831	(2,581)	(99,645)	(1,359,397)
Cash flow hedges, net of related tax effects	2,030						2,030				2,030
Pensions, net of related tax effects	2,985							2,985			2,985
Fair value changes	99,327								99,327		99,327
Comprehensive income	8,967									171,810	180,777
Balance at end of period at Dec. 31, 2020	11,215,080	€ 292,877		2,872,630	10,254,913	(1,936,713)	(7,706)	(346,282)	85,361	1,116,230	12,331,310
Balance at end of period (in shares) at Dec. 31, 2020		292,876,570
Proceeds from exercise of options and related tax effects	5,590	€ 127		5,463							5,590
Proceeds from exercise of options and related tax effects (in shares)		127,769
Dividends paid	(392,455)				(392,455)						(392,455)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	13,183			13,183						87,289	100,472
Contributions from/ to noncontrolling interests										(262,848)	(262,848)
Put option liabilities	(39,574)				(39,574)						(39,574)
Transfer of cumulative gains/losses of equity investments					33,948				(33,948)
Net Income	969,308				969,308					249,720	1,219,028
Other comprehensive income (loss) related to:
Foreign currency translation	944,376					954,207	(634)	(12,342)	3,145	89,863	1,034,239
Cash flow hedges, net of related tax effects	(775)						(775)				(775)
Pensions, net of related tax effects	(11,374)							(11,374)			(11,374)
Fair value changes	(4,576)								(4,576)		(4,576)
Comprehensive income	1,896,959									339,583	2,236,542
Balance at end of period at Dec. 31, 2021	12,698,783	€ 293,004		2,891,276	10,826,140	(982,506)	(9,115)	(369,998)	49,982	1,280,254	€ 13,979,037
Balance at end of period (in shares) at Dec. 31, 2021		293,004,339									293,004,339
Proceeds from exercise of options and related tax effects	20,405	€ 409		19,996							€ 20,405
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)				(395,556)						(395,556)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	461,527			461,527						29,639	491,166
Noncontrolling interests due to changes in consolidation group										142,310	142,310
Contributions from/ to noncontrolling interests										(272,696)	(272,696)
Put option liabilities	(458,814)				(458,814)						(458,814)
Transfer of cumulative gains/losses of equity investments					66,534				(66,534)
Net Income	673,405				673,405					220,920	894,325
Other comprehensive income (loss) related to:
Foreign currency translation	767,548					775,296	(723)	(10,061)	3,036	59,299	826,847
Cash flow hedges, net of related tax effects	9,211						9,211				9,211
Pensions, net of related tax effects	224,533							224,533			224,533
Fair value changes	(11,589)								(11,589)		(11,589)
Comprehensive income	1,663,108									280,219	1,943,327
Balance at end of period at Dec. 31, 2022	€ 13,989,453	€ 293,413		€ 3,372,799	€ 10,711,709	€ (207,210)	€ (627)	€ (155,526)	€ (25,105)	€ 1,459,726	€ 15,449,179
Balance at end of period (in shares) at Dec. 31, 2022		293,413,449									293,413,449